Events occurring after the reporting period - Additional Information (Detail) - Issue Of Securities [Member] $ / shares in Units, € in Millions, $ in Millions	Aug. 17, 2023 USD ($) shares	Aug. 17, 2023 EUR (€) shares	Jul. 19, 2023 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			2,419,818
Share Price | $ / shares			$ 14.46
Proceeds from issue of ordinary shares | $			$ 35.0
SVB Securities LLC [Member] | At The Market Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,800,000	1,800,000
Gross proceeds from issue of securities	$ 22.2	€ 20.4